LEASES - Recognition of amounts in the consolidated statements of income with respect to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Amortization of right-of-use assets	$ 31,053	$ 33,998
Interest expense on lease obligations	4,326	4,437
Variable lease payments not included in the measurement of lease obligations	131,330	141,602
Expenses relating to short-term leases	8,907	8,476
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$ 4,182	$ 3,339